Fair Value Measurements - Schedule of reconciliation of the balances for all investments measured at fair value using significant unobservable inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assets
Asset fair value, beginning balance	$ 4,000	$ 0
Transfers in to (out of) Level 3	0	0
Purchases	0	4,000
Sales	0	0
Realized and Unrealized Gains (Losses)	1,153	0
Asset fair value, ending balance	5,153	4,000
Liabilities
Liability fair value, beginning balance	(31)	(22)
Transfers in to (out of) Level 3	0	0
Purchases	0	0
Sales	(1,004)	0
Realized and Unrealized Gains(Losses) (1)	22	(9)
Liability fair value, ending balance	(1,013)	(31)
Derivative Financial Instruments, Liabilities
Liabilities
Liability fair value, beginning balance	(31)	(22)
Transfers in to (out of) Level 3	0	0
Purchases	0	0
Sales	(1,004)	0
Realized and Unrealized Gains(Losses) (1)	22	(9)
Liability fair value, ending balance	(1,013)	(31)
Private Common Equity Securities
Assets
Asset fair value, beginning balance	1,000	0
Transfers in to (out of) Level 3	0	0
Purchases	0	1,000
Sales	0	0
Realized and Unrealized Gains (Losses)	0	0
Asset fair value, ending balance	1,000	1,000
Private preferred equity securities
Assets
Asset fair value, beginning balance	3,000	0
Transfers in to (out of) Level 3	0	0
Purchases	0	3,000
Sales	0	0
Realized and Unrealized Gains (Losses)	0	0
Asset fair value, ending balance	3,000	3,000
Derivative Financial Instruments, Assets
Assets
Asset fair value, beginning balance	0
Transfers in to (out of) Level 3	0
Purchases	0
Sales	0
Realized and Unrealized Gains (Losses)	1,153
Asset fair value, ending balance	$ 1,153	$ 0